Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Share Capital [Member]	Treasury Stock [Member]	Additional Paid In Capital [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Loss [Member]	Retained (Deficit) Earnings [Member]	Parent [Member]	Noncontrolling Interest [Member]
Balance at the beginning of year (in shares) at Dec. 31, 2012	397,800,000
Increase (decrease) in Equity [Roll Forward]
Shares issued	237,405,000
Total number of treasury shares cancelled	0
Cancellation of shares held by the Company prior to the Merger	0
Effect of reverse acquisition on common stock outstanding	0
Balance at the end of year (in shares) at Dec. 31, 2013	635,205,000
Balance at beginning of year at Dec. 31, 2012		$ 397,800	$ 0	$ 91,987	$ 0	$ 0	$ (360)		$ 0
Increase (decrease) in Equity [Roll Forward]
Shares issued		237,405		290,386
Shares cancelled		0	0
Cancellation of shares held by the Company prior to merger		0
Effect of reverse acquisition		0		0
Shares purchased			0
Gain attributable to change in non-controlling ownership				0
Dividends, stock				0			(22,121)
Transfer to contributed surplus				0
Transfer from additional paid in capital					0
Dividends							(1,439)
Other comprehensive loss	$ 0					0
Impact of sale of shares in subsidiary									0
Net income	69,499						69,499		0
Arising at date of acquisition									0
Impact of de-consolidation									0
Balance at the end of year at Dec. 31, 2013	$ 1,063,157	635,205	0	382,373	0	0	45,579	$ 1,063,157	0
Increase (decrease) in Equity [Roll Forward]
Shares issued	0
Total number of treasury shares cancelled	0
Cancellation of shares held by the Company prior to the Merger	0
Effect of reverse acquisition on common stock outstanding	0
Balance at the end of year (in shares) at Dec. 31, 2014	635,205,000
Increase (decrease) in Equity [Roll Forward]
Shares issued		0		0
Shares cancelled		0	0
Cancellation of shares held by the Company prior to merger		0
Effect of reverse acquisition		0		0
Shares purchased			(50,397)
Gain attributable to change in non-controlling ownership				0
Dividends, stock				0			0
Transfer to contributed surplus				0
Transfer from additional paid in capital					0
Dividends							(38,649)
Other comprehensive loss	$ 0					0
Impact of sale of shares in subsidiary									0
Net income	86,255						149,469		(63,214)
Arising at date of acquisition									386,984
Impact of de-consolidation									0
Balance at the end of year at Dec. 31, 2014	$ 1,447,350	635,205	(50,397)	382,373	0	0	156,399	1,123,580	323,770
Increase (decrease) in Equity [Roll Forward]
Shares issued	0
Total number of treasury shares cancelled	17,319,898
Cancellation of shares held by the Company prior to the Merger	(34,323,000)
Effect of reverse acquisition on common stock outstanding	198,375,547
Balance at the end of year (in shares) at Dec. 31, 2015	781,937,649
Increase (decrease) in Equity [Roll Forward]
Shares issued		0		0
Shares cancelled		(17,320)	50,397
Cancellation of shares held by the Company prior to merger		(34,323)
Effect of reverse acquisition		198,376		361,441
Shares purchased			0
Gain attributable to change in non-controlling ownership				27,485
Dividends, stock				(187,784)			(190,583)
Transfer to contributed surplus				(474,129)
Transfer from additional paid in capital					474,129
Dividends							(39,228)
Other comprehensive loss	$ (383)					(383)
Impact of sale of shares in subsidiary									(27,485)
Net income	124,380						154,624		(30,244)
Arising at date of acquisition									0
Impact of de-consolidation									(265,980)
Balance at the end of year at Dec. 31, 2015	$ 1,446,343	$ 781,938	$ 0	$ 109,386	$ 474,129	$ (383)	$ 81,212	$ 1,446,282	$ 61